OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2023
OTHER CURRENT ASSETS
Schedule of other current assets

	September 30,
	2022	2023
	RMB	RMB
Advances to staff for business use	680	1,756
Rental receivable	7,663	—
Receivable from third party (i)	1,300	9,823
Others	3,354	618

	12,997	12,197

Note (i) : As of September 30, 2023, receivable from third party mainly represents the borrowing of the third party from the Company.